Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Depreciation Method and Useful Lives

The depreciation method and useful lives are as follows:

Categories	Basis	Useful lives

Buildings	Straight-line	15 – 40 years

Rolling stock	Primarily straight-line	3 – 20 years

Equipment	Primarily straight-line	5 – 12 years

Summary of Estimated Useful Lives of Intangible Assets with Finite Lives are Amortized on Straight-line Basis
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Categories	Useful lives

Customer relationships	5 – 20 years

Trademarks*	5 – 20 years

Non-compete agreements	3 – 10 years

Information technology	5 – 7 years
* Includes indefinite useful life assets. They are reviewed at least annually for impairment (see note 10).